Initial Public Offering (Details) - $ / shares		6 Months Ended	12 Months Ended
	Feb. 19, 2015	Apr. 30, 2016	Oct. 31, 2015
Initial Public Offering (Textual)
Offering for sale		300,000	1,500,000
IPO [Member]
Initial Public Offering (Textual)
Offering for sale	10,000,000
Sale of stock, description of transaction	Each Unit consists of one share of the Company's Common Stock and one redeemable common stock purchase warrant ("Public Warrant").
IPO [Member] | Warrant [Member]
Initial Public Offering (Textual)
Sale of stock, description of transaction	Each Public Warrant entitles the holder to purchase one share of Common Stock at an exercise price of $12.00
Common stock exercise price	$ 12